NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Nov. 01, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Notes payable
Outstanding at December 31	CAD 1,218,000,000	CAD 2,467,000,000
Operated affiliates
Notes payable
Unused Capacity	600,000,000	400,000,000
Notes payable | U.S. dollars
Notes payable
Outstanding at December 31 | $				$ 376,000,000			$ 800,000,000
Revolving and demand credit facilities
Notes payable
Unused Capacity	8,900,000,000	6,700,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2016
Notes payable
Amount | $				1,000,000,000
Unused Capacity | $				1,000,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2020
Notes payable
Amount	3,000,000,000
Unused Capacity	3,000,000,000
Cost to maintain	6,000,000	6,000,000	CAD 4,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | U.S. dollars
Notes payable
Amount | $				$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Notes payable
Notes payable
Outstanding at December 31	CAD 697,000,000	CAD 1,540,000,000
Weighted Average Interest Rate per Annum at December 31	0.80%	1.20%		0.80%			1.20%
TAIL/TCPM | Revolving credit facility
Notes payable
Amount | $				$ 1,500,000,000.0
Unused Capacity | $				$ 1,500,000,000
Cost to maintain	CAD 2,000,000	CAD 1,000,000
TAIL/TCPM | Notes payable
Notes payable
Outstanding at December 31	CAD 521,000,000	CAD 927,000,000
Weighted Average Interest Rate per Annum at December 31	1.10%	0.70%		1.10%			0.70%
TAIL | Revolving credit facility | U.S. dollars
Notes payable
Amount | $					$ 1,500,000,000.0	$ 1,000,000,000
TCPL USA | Revolving credit facility
Notes payable
Amount | $				$ 500,000,000.0
Unused Capacity | $				$ 500,000,000
Cost to maintain	CAD 3,000,000	CAD 2,000,000	CAD 1,000,000
TCPL USA | Revolving credit facility | U.S. dollars
Notes payable
Amount | $					$ 500,000,000.0	$ 1,000,000,000
TCPL/TCPL USA | Revolving credit facility
Notes payable
Amount	1,700,000,000.0
Unused Capacity	CAD 700,000,000